Accounts payable	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	Accounts payable Accounts payable consisted of the following:

	As at December 31, 2021	As at December 31, 2020
	$	$
Accounts payable	1,730,304	3,595,745
Other payables	8,166	889
Total	1,738,470	3,596,634